Tax - Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates and Average Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Profit before tax from continuing operations	$ 411.6	$ 295.8	$ 196.5
Expected tax expense based on the standard rate of corporation tax in the UK of 25% (2024: 25%; 2023: 23.5%)	102.9	73.9	46.2
Effect of overseas tax rates	(3.1)	2.2	0.7
Income not subject to tax	(0.4)	(0.5)	(0.7)
Expenses not deductible for tax purposes	6.4	6.4	4.7
Non-deductible goodwill adjustments	(1.5)	0.0	2.5
Movements in deferred tax not recognized	0.1	(0.7)	2.9
Deductible payments on AT1 securities	(3.3)	(3.3)	(3.1)
Tax rate change	(0.1)	0.0	(0.5)
Prior year adjustments	2.7	(0.2)	2.5
Tax expense for the year	$ 103.7	$ 77.8	$ 55.2